Leases - Lessor Leases - Amount receivable under finance leases (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	£ 10,360	£ 10,548
Unguaranteed residual values	(232)	(215)
Future drawdowns	(22)	(30)
Unearned income	(1,081)	(1,196)
Present value of lease payments	9,025	9,107
Impairments	(196)	(110)
Net investment in finance lease	8,829	8,997
Within 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	3,231	3,388
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	2,288	2,229
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	1,638	1,733
3 to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	959	758
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	509	682
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease payments total	£ 1,735	£ 1,758